SCHEDULE OF WARRANTS VALUATION ASSUMPTIONS (Details)	Dec. 31, 2022 Integer $ / shares	May 23, 2022 Integer $ / shares	Jan. 24, 2022 Integer $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price | $ / shares	$ 6.00	$ 6.00	$ 6.00
Share price | $ / shares	$ 4.66	$ 14.94	$ 3.64
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants valuation assumptions		5.00	5.00
Measurement Input, Expected Term [Member] | Initial Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants valuation assumptions	4.10
Measurement Input, Expected Term [Member] | Second Warrent [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants valuation assumptions	4.50
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants valuation assumptions	96.03	95.90	96.32
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants valuation assumptions	3.99	2.88	1.53
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants valuation assumptions